Note 37 - Interest Income and Expense - Interest Income Break Down By Origin (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income And Expense
Central banks interest income (Interest Income)	€ 406	€ 229	€ 140
Loans and advances to credit institutions( Interest Income)	410	217	260
Loans and advances to customers(Interest Income)	22,699	21,608	19,200
Debt securities Interest Income ( Interest Income)	3,809	4,128	3,792
Held for trading Interest Income (Interest Income)	1,263	1,014	981
Available-for-sale financial assets(Interest Income)	2,546	3,114	2,810
Adjustments of income as a result of hedging transactions (Interest Income)	427	(385)	(382)
Cash flow hedges Interest Income (Interest Income)	15	12	47
Fair value hedges Interest Income (Interest Income)	412	(397)	(429)
Insurance activity Interest Income (Interest Income)	1,058	1,219	1,152
Other Income Interest Income (Interest Income)	487	692	621
Interest Income (Income Statement)	€ 29,296	€ 27,708	€ 24,783